Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
NET SALES	$ 922,100	$ 539,521	$ 457,253
COST OF SALES	461,305	279,365	235,081
GROSS PROFIT	460,795	260,156	222,172
OPERATING EXPENSES
Research and development	164,291	121,784	110,305
Sales and marketing	28,813	24,805	25,108
General and administrative	21,822	15,604	17,878
Impairment of goodwill and intangible assets	0	17,489	15,970
Amortization of intangible assets	0	0	766
Total operating expenses	214,926	179,682	170,027
OPERATING INCOME	245,869	80,474	52,145
NON-OPERATING INCOME (EXPENSES)
Gain (loss) from disposal of subsidiary		(293)	12,409
Gain from disposal of long-term investments			473
Gain from disposal of short-term investments		169	48
Interest income	1,279	4,636	6,751
Foreign exchange gain, net	193	619	148
Interest expense		(11)	(3)
Other income (loss), net	(77)	(36)	103
Total non-operating income	1,395	5,084	19,929
INCOME BEFORE INCOME TAX	247,264	85,558	72,074
INCOME TAX EXPENSE	47,262	5,812	7,676
NET INCOME	$ 200,002	$ 79,746	$ 64,398
EARNINGS PER ORDINARY SHARE:
Basic	$ 1.43	$ 0.57	$ 0.46
Diluted	$ 1.43	$ 0.57	$ 0.46
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	139,405	139,421	140,708
Diluted (Thousands)	139,968	139,910	141,183
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 5.74	$ 2.29	$ 1.83
Diluted	$ 5.72	$ 2.28	$ 1.82
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	34,851	34,855	35,177
Diluted (Thousands)	34,992	34,978	35,296